Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Administrative Expenses
	2017	2016
Salaries and employee benefits	$7,251	$5,757
Share-based payments	1,692	1,550
Long-term incentives	4,366	6,508
Business development	1,479	521
Other	4,514	4,877
	$19,302	$19,213